Trade Receivables, Net - Summary of Movement of Allowance for Doubtful Trade Receivables (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Impairment losses recognized	$ (3,267)	$ (100,000)
Trade receivables [member]
Disclosure of financial assets [Line Items]
Beginning balance	2,120	64,901	$ 53,709	$ 82,906
Impairment losses recognized			13,629	(28,022)
Amounts written off	(1,964)	(60,109)	(34)
Effect of foreign currency exchange differences	(98)	(3,013)	(2,403)	(1,175)
Ending balance	$ 5,077	155,389	64,901	53,709
Trade receivables [member] | Impaired individually [member]
Disclosure of financial assets [Line Items]
Beginning balance		25,130	16,453	39,046
Impairment losses recognized			9,527	(21,501)
Effect of foreign currency exchange differences			(850)	(1,092)
Ending balance			25,130	16,453
Trade receivables [member] | Impaired collectively [member]
Disclosure of financial assets [Line Items]
Beginning balance		$ 39,771	37,256	43,860
Impairment losses recognized			4,102	(6,521)
Amounts written off			(34)
Effect of foreign currency exchange differences			(1,553)	(83)
Ending balance			$ 39,771	$ 37,256